Employee benefits (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contributions
Expense of defined contribution plans	$ 144	$ 97	$ 91
Contribution to multi-employer plans	5	30	18
Provision resulting from a withdrawal from a multi-employer plan	5
Increase in expenses due to acquisition of Baldor	32
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	305	567
Of which, discretionary contributions to defined benefit pension plans	36	331
Contributions by employer, noncash		213
Estimated contribution by employer, next fiscal year	297
Expected future cash flows in respect of pension and other postretirement benefit plans
2012	609
2013	614
2014	594
2015	586
2016	593
Years 2017-2021	2,892
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	16	13
Estimated contribution by employer, next fiscal year	18
Other postretirement benefits: Benefit payments
Expected future cash flows in respect of pension and other postretirement benefit plans
2012	19
2013	20
2014	20
2015	20
2016	20
Years 2017-2021	100
Other postretirement benefits: Medicare subsidies
Expected future cash flows in respect of pension and other postretirement benefit plans
2012	(1)
2013	(1)
2014	(1)
2015	(1)
2016	(1)
Years 2017-2021	$ (7)